Financial Assets and Financial Liabilities - Summary of Cash and Cash Equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash And Cash Equivalents [Abstract]
Cash and cash equivalents	€ 519,149	€ 411,495	€ 172,106	€ 303,680
Total	€ 519,149	€ 411,495	€ 172,106	€ 303,680